Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory

	December 31
	2015	2014
	$ in thousands
Components:
For manufacturing of systems	47,328	51,323
For servicing of systems	36,539	35,824
	83,867	87,147
Work in process	19,476	25,266
Finished products	29,907	44,617
Total	133,250	157,030